2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	Year Ended December 31,
	2015	2014
Raw materials	$686	$884
Work in process	186	304
Finished goods	365	136
Inventory reserve	(118)	(144)
Total	$1,119	$1,180

Property and Equipment
	Year Ended December 31,
	2015	2014
Equipment	$1,377	$1,391
Software	740	737
Furniture and fixtures	124	124
Leasehold Improvement	199	180
	2,440	2,432
Less accumulated depreciation	(2,122)	(1,845)
Total	$318	$587

Accrued Liabilities
	As of December 31,
	2015	2014
Accrued compensation	$1,235	$447
Accrued professional fees	154	203
Deferred rent	36	54
Accrued warranty	82	119
Accrued vacation	177	144
Other accrued expenses	223	48
Total	$1,907	$1,015